Intangible Assets	12 Months Ended
Dec. 31, 2021
Computer software [member]
Statement [LineItems]
Intangible Assets
Note 16
: Computer Software
Computer software consists of the following:

	2021	2020
Cost:
Balance at January 1,	4,771	4,464
Additions:
Internally developed	460	397
Purchased	3	4
Acquisitions	-	25
Removed from service	(344)	(57)
Disposals of businesses	(24)	(60)
Translation and other, net	52	(2)
Balance at December 31,	4,918	4,771
Accumulated amortization:
Balance at January 1,	(3,941)	(3,564)
Amortization	(474)	(485)
Removed from service	344	57
Disposals of businesses	19	49
Translation and other, net	(44)	2
Balance at December 31,	(4,096)	(3,941)

Carrying amount at December 31:	822	830
Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service. Proceeds from disposals of computer software are netted against the related assets and the accumulated amortization and included within “Operating profit” in the consolidated income statement
.

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets
Note 17
: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2019	2,646	166	1,810	639	746	6,007
Acquisitions	-	2	21	-	-	23
Removed from service	-	(18)	-	-	(12)	(30)
Translation and other, net	-	(3)	13	1	9	20
December 31, 2020	2,646	147	1,844	640	743	6,020
Acquisitions	-	-	-	-	23	23
Removed from service	-	(7)	(3)	(1)	(5)	(16)
Disposals of businesses	-	(9)	(17)	-	-	(26)
Translation and other, net	-	(1)	(9)	(1)	(3)	(14)
December 31, 2021	2,646	130	1,815	638	758	5,987

Accumulated amortization:
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Amortization	-	(10)	(81)	(21)	(11)	(123)
Removed from service	-	18	-	-	12	30
Translation and other, net	-	(2)	2	(1)	(10)	(11)
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Amortization	-	(10)	(82)	(20)	(7)	(119)
Removed from service	-	7	3	1	5	16
Disposals of businesses	-	9	17	-	-	26
Translation and other, net	-	1	8	1	4	14
December 31, 2021	-	(110)	(1,258)	(560)	(728)	(2,656)
Carrying amount:
December 31, 2020	2,646	30	640	98	13	3,427
December 31, 2021	2,646	20	557	78	30	3,331
The carrying amount of indefinite-lived trade names at December 31
, 2021
and 2020
was comprised of the Reuters and West tradenames in the amounts of $1,939 million and $707 million, respectively.
Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1
, 2021
. No impairment was recorded. See note 18
.